UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TriSun Asset Management, L.L.C.

Address:  320 Park Avenue, 10th Floor
          New York, New York 10022


13F File Number: 028-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner                New York, New York        October 26, 2007
----------------------              ---------------------     -----------------
     [Signature]                     [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total: $ 4,856
                                         (thousands)


List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS     SOLE   SHARED  NONE
COVIDIEN LTD                         COM       G2552X108   409         9,850    SH          SOLE       NONE       9,850
TYCO ELECTRONICS LTD               COM NEW     G9144P105   401        11,325    SH          SOLE       NONE      11,325
TYCO INTL LTD BERMUDA                SHS       G9143X208   445        10,025    SH          SOLE       NONE      10,025
AMERICAN STD COS INC DEL             COM       029712106   214         6,000    SH          SOLE       NONE       6,000
CSX CORP                             COM       126408103   555        13,000    SH          SOLE       NONE      13,000
DENTSPLY INTL INC NEW                COM       249030107   250         6,000    SH          SOLE       NONE       6,000
EXTERRAN HLDGS INC                   COM       30225X103   345         4,300    SH          SOLE       NONE       4,300
GENERAL ELECTRIC CO                  COM       369604103   207         5,000    SH          SOLE       NONE       5,000
NATIONAL FUEL GAS CO N J             COM       636180101   234         5,000    SH          SOLE       NONE       5,000
NEWALLIANCE BANCSHARES INC           COM       650203102   147        10,000    SH          SOLE       NONE      10,000
PEABODY ENERGY CORP                  COM       704549104   230         4,800    SH          SOLE       NONE       4,800
PETSMART INC                         COM       716768106   223         7,000    SH          SOLE       NONE       7,000
PRECISION CASTPARTS CORP             COM       740189105   323         2,185    SH          SOLE       NONE       2,185
PROSHARES TR                   ULTRASHT SP500  74347R883   304         6,000    SH          SOLE       NONE       6,000
VARIAN MED SYS INC                   COM       92220P105   335         8,000    SH          SOLE       NONE       8,000
WABCO HLDGS INC                      COM       92927K102   234         4,999    SH          SOLE       NONE       4,999


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